Document And Entity Information	Jan. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2025
Entity Registrant Name	MBX Biosciences, Inc.
Entity Central Index Key	0001776111
Entity Emerging Growth Company	true
Entity File Number	001-42272
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1882872
Entity Address, Address Line One	11711 N. Meridian Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	(317)
Local Phone Number	659-0200
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MBX
Security Exchange Name	NASDAQ